SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Class A Common Stock Subject to Possible redemption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments		$ (2,491,431)
Redemptions of Class A common stock shares		(20,961,169)	$ 0
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds from sale of Public Units			92,000,000
Less: Proceeds allocated to Public Warrants			(1,613,009)
Less: Proceeds allocated to Rights			(4,301,659)
Less: Proceeds allocated to underwriter's overallotment option			(52,147)
Less: Issuance costs allocated to Class A common stock subject to possible redemption			(8,139,659)
Accretion to redemption value of Class A common stock subject to possible redemption			15,026,474
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	$ 759,488	3,434,458	848,637
Balance at the beginning	78,733,357	93,768,637
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments	977,147	2,491,431
Redemptions of Class A common stock shares		(20,961,169)
Balance at the end	$ 80,469,992	$ 78,733,357	$ 93,768,637